Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	338,159,018.08	20,515
Yield Supplement Overcollateralization Amount 04/30/20	18,290,337.51	0
Receivables Balance 04/30/20	356,449,355.59	20,515
Principal Payments	13,423,078.29	524
Defaulted Receivables	436,769.42	24
Repurchased Accounts	23,891.00	1
Yield Supplement Overcollateralization Amount at 05/31/20	17,266,674.69	0
Pool Balance at 05/31/20	325,298,942.19	19,966

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.87%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,578,098.45	92
Past Due 61-90 days	748,559.02	39
Past Due 91-120 days	320,821.91	18
Past Due 121+ days	0.00	0
Total	2,647,479.38	149

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.77%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	346,075.62
Aggregate Net Losses/(Gains) - May 2020	90,693.80
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.31%
Prior Net Losses Ratio	1.58%
Second Prior Net Losses Ratio	0.79%
Third Prior Net Losses Ratio	1.02%
Four Month Average	0.93%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.94%

Overcollateralization Target Amount	8,620,421.97
Actual Overcollateralization	8,620,421.97
Weighted Average APR	2.94%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	41.50

Flow of Funds	$ Amount
Collections	16,853,102.23
Investment Earnings on Cash Accounts	562.71
Servicing Fee(1)	(928,167.98)
Transfer to Collection Account	23,891.00
Available Funds	15,949,387.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	738,250.41
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	3,898,861.91
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,620,421.97
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	20,080.00
(10) Collection Account Redeposits	2,607,000.00

Total Distributions of Available Funds	15,949,387.96

Servicing Fee	928,167.98
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	(631,126.85)

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 05/15/20	329,197,804.10
Principal Paid	12,519,283.88
Note Balance @ 06/15/20	316,678,520.22

Class A-1
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-3
Note Balance @ 05/15/20	232,957,804.10
Principal Paid	12,519,283.88
Note Balance @ 06/15/20	220,438,520.22
Note Factor @ 06/15/20	80.8059092%

Class A-4
Note Balance @ 05/15/20	71,720,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	71,720,000.00
Note Factor @ 06/15/20	100.0000000%

Class B
Note Balance @ 05/15/20	24,520,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	24,520,000.00
Note Factor @ 06/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	803,024.08
Total Principal Paid	12,519,283.88
Total Paid	13,322,307.96

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	557,157.41
Principal Paid	12,519,283.88
Total Paid to A-3 Holders	13,076,441.29

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0002293
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.5937470
Total Distribution Amount	16.5939763

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.0423659
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.8918031
Total A-3 Distribution Amount	47.9341690

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	311.43
Noteholders' Principal Distributable Amount	688.57

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/20	2,042,854.72
Investment Earnings	259.55
Investment Earnings Paid	(259.55)
Deposit/(Withdrawal)	-
Balance as of 06/15/20	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.